Debt (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt [Line Items]
Borrowing			$ 1,300,000
Convertible promissory notes			$ 1,450,000		$ 5,000,000
Price per share (in Dollars per share)			$ 1.82	$ 3.89
Transfer shares (in Shares)				2,000,000
Transfer shares (in Shares)	21.6		21,600,000
Received in proceeds	$ 13,600,000
Commitment amount				$ 5,400,000
Proceeds received				1,500,000
Proportional amount				$ 19,500,000
Equity linked securities	$ 20,000,000		$ 20,000,000
Trading days	10 days		10 days
September 2024 Notes [Member]
Debt [Line Items]
Debt instrument, term				18 months
Received in proceeds			$ 13,600,000	$ 13,600,000
Debt Instrument, Face Amount				$ 15,000,000
Conversion price per share (in Dollars per share)			$ 7.5	$ 7.5
Aggregate principal amount			$ 750,000	$ 250,000
Common Stock [Member]
Debt [Line Items]
Transfer shares (in Shares)			240,500
Common stock price per share (in Dollars per share)	$ 10		$ 10	$ 0.361
Revolving Loan Facility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 14,000,000
Debt instrument, term		12 months
Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Repaid of line of credit					$ 5,000,000
Business Combination [Member]
Debt [Line Items]
Transfer shares (in Shares)				2,000,000
Consideration amount	$ 20,000,000		$ 20,000,000
Private Veea [Member] | September 2024 Notes [Member]
Debt [Line Items]
Interest rate				2.00%
Series A-1 Preferred Stock [Member]
Debt [Line Items]
Price per share (in Dollars per share)			$ 7.5	$ 7.5
Maximum [Member] | Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate		1.80%
Outstanding principal amount			$ 14,000,000	$ 12,700,000
Minimum [Member] | Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate		1.50%
Outstanding principal amount				1,300,000
Private Placement [Member] | September 2024 Notes [Member]
Debt [Line Items]
Unsecured subordinated convertible promissory notes			$ 15,000,000	$ 15,000,000
Investor [Member]
Debt [Line Items]
Transfer shares (in Shares)			2,000,000